Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Future Minimum Payments Receivable [Line Items]
2019	$ 356,708
2020	260,603
2021	197,910
2022	143,357
2023 and thereafter	282,287
Total future minimum lease payments receivable	1,240,865
Owned Fleet
Future Minimum Payments Receivable [Line Items]
2019	303,624
2020	227,222
2021	174,630
2022	133,234
2023 and thereafter	258,822
Total future minimum lease payments receivable	1,097,532
Managed Fleet
Future Minimum Payments Receivable [Line Items]
2019	53,084
2020	33,381
2021	23,280
2022	10,123
2023 and thereafter	23,465
Total future minimum lease payments receivable	$ 143,333